FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2017		Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning	$ (1,400)		$ (285)	$ (285)	$ (1,683)
Additional liability				(557)	(205)
Reversal of accrued bonus			223	718
Cashless exercise of warrant	371	[1]		(54)
Change in fair value of liability	346		(68)	(1,222)	1,603
Balance, Ending	(683)		(130)	(1,400)	(285)
Convertible Debenture derivative liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning	0		(6)	(6)	(1,249)
Additional liability				0	0
Reversal of accrued bonus			0	0
Cashless exercise of warrant				(54)
Change in fair value of liability			(49)	60	1,243
Balance, Ending			(55)	0	(6)
Bristol/Heartland/SOS warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning	(1,400)		(56)	(56)	(394)
Additional liability				(164)	(56)
Reversal of accrued bonus			0	0
Cashless exercise of warrant	371	[1]		0
Change in fair value of liability	346		(19)	(1,180)	394
Balance, Ending	(683)		(75)	(1,400)	(56)
Incentive Bonus [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, Beginning	$ 0		(223)	(223)	(40)
Additional liability				(393)	(149)
Reversal of accrued bonus			223	718
Cashless exercise of warrant				0
Change in fair value of liability			0	(102)	(34)
Balance, Ending			$ 0	$ 0	$ (223)

[1]	On March 14, 2017, the Company issued 77,131 shares of its common stock to Bristol Capital, LLC (“Bristol”) for a cashless exercise of the warrant. The Bristol warrant was also revalued on March 14, 2017 resulting in the Company incurring a change in fair value of $0.8 million for the three months ended March 31, 2017 and decreasing the Bristol derivative liability to $0.4 million. As a result of the cashless exercise, the Company reclassified the $0.4 million of Bristol derivative liability to additional paid-in capital as of March 31, 2017.